Matthews China Discovery Active ETFMarch 31, 2026
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 93.0%
	Shares	Value
Information Technology: 33.6%
Semiconductors & Semiconductor Equipment: 15.2%
LandMark Optoelectronics Corp.	2,000	$98,530
ACM Research, Inc. Class Ab	1,957	77,008
Wuxi NCE Power Co., Ltd. A Shares	12,300	65,002
ASMPT, Ltd.	3,300	41,796
Jiangsu Leadmicro Nano Technology Co., Ltd. A Shares	4,136	38,356
Kinsus Interconnect Technology Corp.	3,000	29,371
Beijing Huafeng Test & Control Technology Co., Ltd. A Shares	755	28,728
Montage Technology Co., Ltd. H Shares[b]	1,400	27,499
WIN Semiconductors Corp.[c]	2,000	21,770
		428,060
Electronic Equipment, Instruments & Components: 14.6%
Wasion Holdings, Ltd.	46,000	164,633
Castech, Inc. A Shares	5,900	58,106
Kingboard Laminates Holdings, Ltd.	23,000	56,149
Xiamen Faratronic Co., Ltd. A Shares	2,800	50,639
All Ring Tech Co., Ltd.[c]	2,000	50,166
FIT Hon Teng, Ltd.[b,d,e]	39,000	33,975
		413,668
IT Services: 2.0%
Kingsoft Cloud Holdings, Ltd. ADR[b]	2,565	34,268
SUNeVision Holdings, Ltd.	33,000	22,729
		56,997
Software: 0.9%
Minimax Group, Inc.[b]	220	26,082
Communications Equipment: 0.9%
Browave Corp.[c]	1,000	24,402
Total Information Technology		949,209

Industrials: 25.5%
Electrical Equipment: 10.5%
Time Interconnect Technology, Ltd.	54,000	106,413
Hongfa Technology Co., Ltd. A Shares	13,860	55,707
Hongfa Technology Co., Ltd. A Shares	13,160	52,882
Shenzhen Megmeet Electrical Co., Ltd. A Shares	3,500	49,257
Xuji Electric Co., Ltd. A Shares	8,200	32,258
		296,517
Machinery: 5.7%
Kaori Heat Treatment Co., Ltd.	2,000	52,925
China Yuchai International, Ltd.	875	33,688
Neway Valve Suzhou Co., Ltd. A Shares	4,700	32,875
Sany Heavy Equipment International Holdings Co., Ltd.	18,000	25,369
Precision Tsugami China Corp., Ltd.[e]	4,000	17,336
		162,193
Construction & Engineering: 5.7%
Acter Technology Integration Group Co., Ltd. A Shares	8,400	127,553
Sinopec Engineering Group Co., Ltd. H Shares	44,500	33,374
		160,927

	Shares	Value
Marine Transportation: 2.5%
SITC International Holdings Co., Ltd.	16,000	$69,549
Commercial Services & Supplies: 1.1%
China Everbright Environment Group, Ltd.	45,000	30,822
Total Industrials		720,008

Consumer Discretionary: 11.3%
Hotels, Restaurants & Leisure: 6.3%
Atour Lifestyle Holdings, Ltd. ADR	3,747	137,927
DPC Dash, Ltd.[b]	6,600	40,239
		178,166
Automobile Components: 5.0%
Minth Group, Ltd.	24,000	99,303
Zhejiang Shuanghuan Driveline Co., Ltd. A Shares	8,100	42,232
		141,535
Total Consumer Discretionary		319,701

Materials: 8.0%
Chemicals: 4.1%
Sunresin New Materials Co., Ltd. A Shares	10,600	100,617
Dongyue Group, Ltd.	11,000	15,181
		115,798
Metals & Mining: 3.9%
Jiangsu Boqian New Materials Stock Co., Ltd. A Shares	6,100	81,449
MMG, Ltd.[b]	32,800	30,205
		111,654
Total Materials		227,452

Health Care: 4.9%
Pharmaceuticals: 2.1%
HUTCHMED China, Ltd.[b]	14,500	41,946
Grand Pharmaceutical Group, Ltd.	20,000	18,188
		60,134
Biotechnology: 1.7%
Duality Biotherapeutics, Inc.[b]	1,300	48,914
Health Care Equipment & Supplies: 1.1%
Shanghai Conant Optical Co., Ltd. H Shares	5,100	30,339
Total Health Care		139,387

Energy: 2.9%
Energy Equipment & Services: 2.9%
Yantai Jereh Oilfield Services Group Co., Ltd. A Shares	5,800	81,289
Total Energy		81,289

Real Estate: 2.8%
Real Estate Management & Development: 2.8%
China Overseas Property Holdings, Ltd.	65,000	32,748
Greentown China Holdings, Ltd.	24,000	26,724
Yuexiu Property Co., Ltd.	42,000	20,196
Total Real Estate		79,668

Matthews China Discovery Active ETFMarch 31, 2026
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Utilities: 2.0%
Gas Utilities: 2.0%
ENN Natural Gas Co., Ltd. A Shares	17,200	$55,236
Total Utilities		55,236

Communication Services: 1.3%
Entertainment: 1.3%
XD, Inc.[e]	4,600	35,467
Total Communication Services		35,467

Consumer Staples: 0.7%
Personal Care Products: 0.7%
Giant Biogene Holding Co., Ltd.[d,e]	6,000	21,045
Total Consumer Staples		21,045

TOTAL COMMON EQUITIES		2,628,462
(Cost $2,154,375)
SHORT-TERM INVESTMENTS: 6.9%
Money Market Funds: 6.9%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 3.55%[f]	194,186	194,186
(Cost $194,186)

Total Investments: 99.9%		2,822,648
(Cost $2,348,561)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.1%		2,451
Net Assets: 100.0%		$2,825,099

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $96,337 and 3.41% of net assets.
d
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2026, the aggregate value is $55,020, which is 1.95% of net assets.

e	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
f	Rate shown is the current yield as of March 31, 2026.
ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).